iShares
®
MSCI Singapore ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  4 .6%
Singapore Technologies Engineering Ltd. ......... 4,050,100 $ 36,141,096
a
Banks  —  46 .9%
DBS Group Holdings Ltd. ................... 3,599,450 177,301,150
Oversea-Chinese Banking Corp. Ltd. ........... 8,421,650 154,574,494
United Overseas Bank Ltd. .................. 1,182,300 34,833,015
366,708,659
a
Broadline Retail  —  4 .6%
Sea Ltd. , ADR
(a)
.......................... 398,576 36,083,085
a
Capital Markets  —  4 .5%
Singapore Exchange Ltd. ................... 2,059,677 35,310,383
a
Diversified REITs  —  3 .1%
CapitaLand Integrated Commercial Trust ......... 13,443,301 23,928,456
a
Diversified Telecommunication Services  —  3 .9%
Singapore Telecommunications Ltd. ............ 8,971,568 30,527,915
a
Food Products  —  4 .1%
Wilmar International Ltd. .................... 11,332,900 31,883,579
a
Ground Transportation  —  4 .5%
Grab Holdings Ltd. , Class A
(a) (b)
............... 9,939,333 35,185,239
a
Industrial Conglomerates  —  4 .7%
Keppel Ltd. ............................. 4,362,900 36,792,404
a
Industrial REITs  —  4 .5%
CapitaLand Ascendas REIT
(b)
................. 17,924,862 35,128,621
a
Security Shares Value
a
Machinery  —  4 .1%
Yangzijiang Shipbuilding Holdings Ltd.
(b)
......... 11,328,100 $ 32,318,051
a
Multi-Utilities  —  4 .2%
Sembcorp Industries Ltd.
(b)
.................. 6,624,900 33,169,655
a
Passenger Airlines  —  4 .5%
Singapore Airlines Ltd.
(b)
.................... 6,647,567 35,314,228
a
Real Estate Management & Development  —  1 .3%
CapitaLand Investment Ltd.
(b)
................. 5,167,000 10,279,722
a
a
Total Long-Term Investments — 99.5%
(Cost: $ 599,690,849 ) ................................ 778,771,093
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(c) (d) (e)
...................... 6,652,709 6,654,705
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(c) (d)
............................ 391,509 391,509
a
Total Short-Term Securities — 0.9%
(Cost: $ 7,046,125 ) .................................. 7,046,214
Total Investments — 100.4%
(Cost: $ 606,736,974 ) ................................ 785,817,307
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (3,215,732)
Net Assets — 100.0% ................................. $ 782,601,575
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 33,880,815  $ —  $ (27,216,657)
(a)
$ (9,542) $ 89  $ 6,654,705  6,652,709  $ 40,174
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 160,000  231,509
(a)
—  —  —  391,509  391,509  30,354  —
$ —  $ (9,542) $ 89
$ 7,046,214
$ 70,528  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Singapore ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Singapore Index ................................................................. 82 06/29/26 $ 2,962 $ (4,754)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 71,268,324  $ 707,502,769  $ —  $ 778,771,093
Short-Term Securities
Money Market Funds ...................................... 7,046,214  —  —  7,046,214
$ 78,314,538  $ 707,502,769  $ —  $ 785,817,307
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (4,754) $ —  $ —  $ (4,754)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
REIT Real Estate Investment Trust